Document and Entity Information	12 Months Ended
	Dec. 31, 2013	Mar. 20, 2014 Ordinary shares [Member]	Mar. 20, 2014 Ordinary B shares [Member]
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	LUMENIS LTD
Entity Central Index Key	0001004945
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Class of Stock [Line Items]
Entity Common Stock, Shares Outstanding		25,767,186	9,474,326